UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York        April 30, 2012
---------------------------   ------------------------   ------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          61
                                                 -----------------
Form 13F Information Table Value Total:          232,320
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7           COLUMN 8
                                                             VALUE   SHARES/   SH/  PUT/ INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN  CALL DSCRETN   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE PETROLEUM NETW  SHS              Y0017S102     6,939  1,004,253   SH         SOLE              1,004,253
------------------------------------------------------------------------------------------------------------------------------------
AK STEEL HOLDING CORP         COM              001547108     9,881  1,307,000   SH         SOLE              1,307,000
------------------------------------------------------------------------------------------------------------------------------------
APPROACH RESOURCES INC        COM              03834A103       850     23,000   SH         SOLE                 23,000
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC              COM              057224107     7,549    180,000   SH         SOLE                180,000
------------------------------------------------------------------------------------------------------------------------------------
BELLATRIX EXPLORATION LTD     COM              078314101     1,265    240,000   SH         SOLE                240,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW          131347304     6,768    395,000   SH         SOLE                395,000
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP        COM              165167107        16        300   SH  CALL   SOLE                    300
------------------------------------------------------------------------------------------------------------------------------------
CONNACHER OIL & GAS LTD       COM              20588Y103     7,584  7,881,700   SH         SOLE              7,881,700
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC             COM              20854P109     4,433    130,000   SH         SOLE                130,000
------------------------------------------------------------------------------------------------------------------------------------
DR HORTON INC                 COM              23331A109     4,824    318,000   SH         SOLE                318,000
------------------------------------------------------------------------------------------------------------------------------------
DU PONT (E.I.) DE NEMOURS     COM              263534109    14,812    280,000   SH         SOLE                280,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                  COM              29265N108     1,720     35,000   SH         SOLE                 35,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                  COM              29265N108         8         50   SH  CALL   SOLE                     50
------------------------------------------------------------------------------------------------------------------------------------
EQUAL ENERGY LTD              COM              29390Q109     1,922    515,300   SH         SOLE                515,300
------------------------------------------------------------------------------------------------------------------------------------
FORBES ENERGY SERVICES LTD    COM              345143101       808    131,000   SH         SOLE                131,000
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH PETROLEUM CORP       COM NEW          382410405       190     10,000   SH         SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBBER CO     COM              382550101     6,171    550,000   SH         SOLE                550,000
------------------------------------------------------------------------------------------------------------------------------------
GRACO INC                     COM              384109104    16,615    313,133   SH         SOLE                313,133
------------------------------------------------------------------------------------------------------------------------------------
GRAFTECH INTERNATIONAL LTD    COM              384313102     4,597    385,000   SH         SOLE                385,000
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                COM              406216101     4,481    135,000   SH         SOLE                135,000
------------------------------------------------------------------------------------------------------------------------------------
HERCULES OFFSHORE INC         COM              427093109       544    115,000   SH         SOLE                115,000
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                     COM              42809H107     2,270     38,500   SH  CALL   SOLE                 38,500
------------------------------------------------------------------------------------------------------------------------------------
HYPERDYNAMICS CORP            COM              448954107         0         30   SH         SOLE                     30
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND PLC            SHS              G47791101    11,165    270,000   SH         SOLE                270,000
------------------------------------------------------------------------------------------------------------------------------------
IONA ENERGY INC               COM              46205X103       257    400,000   SH         SOLE                400,000
------------------------------------------------------------------------------------------------------------------------------------
ITHACA ENERGY INC             COM              465676104     1,339    420,000   SH         SOLE                420,000
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON CONTROLS INC          COM              478366107    11,368    350,000   SH         SOLE                350,000
------------------------------------------------------------------------------------------------------------------------------------
KB HOME                       COM              48666K109     5,046    567,000   SH         SOLE                567,000
------------------------------------------------------------------------------------------------------------------------------------
LAREDO PETROLEUM HOLDINGS IN  COM              516806106       563     24,000   SH         SOLE                 24,000
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP-A                 CL A             526057104     5,028    185,000   SH         SOLE                185,000
------------------------------------------------------------------------------------------------------------------------------------

    COLUMN 1                     COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7           COLUMN 8
                                                             VALUE   SHARES/   SH/  PUT/ INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN  CALL DSCRETN   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LUFKIN INDUSTRIES INC         COM              549764108       645      8,000   SH         SOLE                  8,000
------------------------------------------------------------------------------------------------------------------------------------
MADALENA VENTURES INC         COM              556232106     1,748  1,895,500   SH         SOLE                695,500
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN PETROLEUM CORP       COM              559091301       730    570,000   SH         SOLE                570,000
------------------------------------------------------------------------------------------------------------------------------------
NUCOR CORP                    COM              670346105    14,871    346,250   SH         SOLE                346,250
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM INC           COM              674215108     1,079     35,000   SH         SOLE                 35,000
------------------------------------------------------------------------------------------------------------------------------------
PACCAR INC                    COM              693718108     9,834    210,000   SH         SOLE                210,000
------------------------------------------------------------------------------------------------------------------------------------
PLUM CREEK TIMBER CO          COM              729251108     9,131    219,200   SH         SOLE                219,700
------------------------------------------------------------------------------------------------------------------------------------
PULTEGROUP INC                COM              745867101     4,876    551,000   SH         SOLE                551,000
------------------------------------------------------------------------------------------------------------------------------------
RMP ENERGY INC                COM              749682100       507    225,000   SH         SOLE                225,000
------------------------------------------------------------------------------------------------------------------------------------
RYDER SYSTEM INC              COM              783549108     7,920    150,000   SH         SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC              COM              783764103     4,820    250,000   SH         SOLE                250,000
------------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY INC          COM              80007P307       470     60,000   SH         SOLE                 60,000
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP               COM              81211K100     7,821    405,000   SH         SOLE                405,000
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC                COM              820280105     2,104     66,350   SH         SOLE                 66,350
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN PACIFIC RESOURCE CO  COM              84359Y106       658    400,000   SH         SOLE                400,000
------------------------------------------------------------------------------------------------------------------------------------
STANLEY BLACK & DECKER INC    COM              854502101    11,544    150,000   SH         SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
SUBSEA 7 SA-SPON ADR          SPON ADR         864323100       868     32,900   SH         SOLE                 32,900
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR ENERGY SERVICES INC  COM              868157108       264     10,000   SH         SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
TRIANGLE PETROLEUM CORP       COM              89600B201       600     87,000   SH         SOLE                 87,000
------------------------------------------------------------------------------------------------------------------------------------
TRINITY INDUSTRIES INC        COM              896522109       494     15,000   SH         SOLE                 15,000
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD REIT ETF
EQUITY HEDGEFUND              REIT ETF         922908553     2,406     37,800   SH         SOLE                 37,800
------------------------------------------------------------------------------------------------------------------------------------
VANTAGE DRILLING CO           ORD SHS          G93205113     2,256  1,410,000   SH         SOLE              1,410,000
------------------------------------------------------------------------------------------------------------------------------------
VENOCO INC                    COM              92275P307       314     29,000   SH         SOLE                 29,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERNZAGROS RESOURCES LTD   COM              960008100       174    200,000   SH         SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
WHITING PETROLEUM CORP        COM              966387102     2,661     49,000   SH         SOLE                 49,000
------------------------------------------------------------------------------------------------------------------------------------
WHITING USA TRUST II          TR UNIT          966388100       460     20,000   SH         SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
YPF S.A.-SPONSORED ADR        SPON ADR         984245100     3,409    120,000   SH         SOLE                120,000
------------------------------------------------------------------------------------------------------------------------------------
YPF S.A.-SPONSORED ADR        SPON ADR         984245100        40        700   SH   PUT   SOLE                    700
------------------------------------------------------------------------------------------------------------------------------------
YPF S.A.-SPONSORED ADR        SPON ADR         984245100        23        100   SH   PUT   SOLE                    100
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST             S&P OILGAS EXP   78464A730        24        250   SH   PUT   SOLE                    250
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST             S&P OILGAS EXP   78464A730       556      2,000   SH         SOLE                  2,000
------------------------------------------------------------------------------------------------------------------------------------